Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Net book value	$ 16,409	$ 17,175
Equipment
Property, Plant and Equipment [Line Items]
Cost	80	73
Accumulated depreciation	(34)	(27)
Net book value	46	46
Depreciation and amortization expense	$ 18	$ 9	$ 8